Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Charterer A [Member]
Concentration risk, percentage	39.00%	39.00%	32.00%
Charterer B [Member]
Concentration risk, percentage	31.00%	34.00%	12.00%